Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 90,911,172.73
Previously Paid Amount	0.00
Total Fee Amount	7,909.27
Total Offset Amount	7,909.27
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A